EQUITY - Summary of Capital Stock (Details) shares in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares
Equity [abstract]
Authorized shares (in shares)	28,050.0	28,050.0	28,050.0
Authorized capital | $	$ 280,500.0		$ 280,500.0
Issued and paid shares (in shares)	25,932.5	25,932.5	25,932.7
Issued capital	$ 259,325.3	$ 8,266.6	$ 259,327.3